Leases (Tables) - Surrozen Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Summary of Lessee, Operating Lease, Liability, Maturity
Aggregate future minimum rental payments under operating leases as of June 30, 2021, were as follows (in thousands):

Six months ending December 31, 2021	$1,405
Year ending December 31, 2022	2,486
Year ending December 31, 2023	2,564
Year ending December 31, 2024	2,646
Year ending December 31, 2025	891

Total lease payments	9,992
Less: Imputed interest	(1,430)

Operating lease liabilities	$8,562

Aggregate future minimum rental payments under operating leases as of December 31, 2020, were as follows (in thousands):

Year ending December 31:
2021	$2,818
2022	2,486
2023	2,564
2024	2,646
2025	891

Total lease payments	11,405
Less: Imputed interest	(1,808)

Operating lease liability	$9,597

Summary of Supplemental Information Relating To Operating Leases
The following represents supplemental information related to the Company’s operating leases:

	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$2,520	$2,266
Weighted-average remaining lease term (in years)	4.19	5.33
Weighted-average discount rate	8.4%	8.5%